Commissions and Expenses - Summary of Employee Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [abstract]
Salaries	€ 1,300	€ 1,316	€ 1,321
Post-employment benefit costs	172	199	287
Social security charges	128	125	127
Other personnel costs	254	318	378
Shares	44	37	36
Total	1,897	1,995	2,149
Amount included in employee expenses relating to defined contributions	€ 35	€ 36	€ 43